Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss	6 Months Ended
	Jun. 30, 2025 SGD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares
Operating revenues
Total operating revenues	$ 6,654,671	$ 5,216,078	$ 4,470,089
Cost of revenues
Total cost of revenues	(4,563,601)	(3,577,050)	(2,799,940)
Gross profit	2,091,070	1,639,028	1,670,149
Operating expenses
Technology and development expenses	(449,840)	(350,689)	(788,962)
Selling and marketing expenses	(583,746)	(456,994)	(988,872)
General and administrative expenses	(1,851,601)	(1,355,293)	(1,724,834)
Professional Fees related to Listing and Acquisitions	(746,604)	(546,483)	(458,890)
Depreciation and Amortization	(398,275)	(291,520)	(437,287)
Total operating expenses	(4,030,066)	(3,000,979)	(4,398,845)
Loss from operations	(1,938,996)	(1,361,951)	(2,728,696)
Other income (expense):
Stock-based compensation
Interest income	2,218	1,739	136,679
Interest expense	(27,936)	(21,897)	(14,904)
Government grants	84,393	66,149	45,418
Foreign exchange, net	(493,125)	(388,840)	266,616
Other income, net	6,603	5,176	15,502
Total other income, net	(427,847)	(337,673)	449,311
LOSS BEFORE INCOME TAXES	(2,366,843)	(1,699,624)	(2,279,385)
Income tax expense
NET LOSS	(2,366,843)	(1,699,624)	(2,279,385)
Less: Net loss attributable to non-controlling interest	(18,511)	(14,509)	(1,385)
Net loss attributable to OHMYHOMELTD	(2,348,332)	(1,685,115)	(2,278,000)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(59,193)	(46,397)	(63,098)
TOTAL COMPREHENSIVE LOSS	(2,426,036)	(1,746,021)	(2,342,483)
Less: Comprehensive loss attributable to non-controlling interests	(18,511)	(14,509)	(1,385)
COMPREHENSIVE LOSS ATTRIBUTABLE TO OHMYHOME LIMITED	$ (2,407,525)	$ (1,731,512)	$ (2,341,098)
Weighted average number of ordinary shares:
Basic (in Shares)	25,660,978	25,660,978	21,864,942
Diluted (in Shares)	25,660,978	25,660,978	23,262,574
LOSS PER SHARE – BASIC AND DILUTED
Basic (in Dollars per share and Dollars per share) | (per share)	$ (0.09)	$ (0.07)	$ (0.11)
Diluted (in Dollars per share and Dollars per share) | (per share)	$ (0.09)	$ (0.07)	$ (0.1)
Brokerage Services
Operating revenues
Total operating revenues	$ 1,593,231	$ 1,248,810	$ 1,533,293
Cost of revenues
Total cost of revenues	(816,843)	(640,260)	(785,983)
Gross profit	776,388	608,550	747,310
Brokerage Services | Independent Third Parties
Operating revenues
Total operating revenues	1,593,231	1,248,810	1,531,193
Brokerage Services | Related Parties
Operating revenues
Total operating revenues			2,100
Property Management
Operating revenues
Total operating revenues	2,695,025	2,112,420	1,983,553
Cost of revenues
Total cost of revenues	(1,872,167)	(1,467,445)	(1,325,466)
Gross profit	822,858	644,975	658,087
Property Management | Independent Third Parties
Operating revenues
Total operating revenues	2,695,025	2,112,420	1,983,553
Property Management | Related Parties
Operating revenues
Total operating revenues
Emerging and Other Services
Operating revenues
Total operating revenues	2,366,415	1,854,848	953,243
Cost of revenues
Total cost of revenues	(1,874,591)	(1,469,345)	(688,491)
Gross profit	491,824	385,503	264,752
Emerging and Other Services | Independent Third Parties
Operating revenues
Total operating revenues	2,366,415	1,854,848	948,223
Emerging and Other Services | Related Parties
Operating revenues
Total operating revenues			$ 5,020